Average Annual Total Returns			12 Months Ended	72 Months Ended	75 Months Ended	103 Months Ended	132 Months Ended
		Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C 000177158 [Member]
Prospectus [Line Items]
Performance Inception Date		May 19, 2017
C 000177158 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.56%	5.28%		2.42%
C 000177158 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.16%	5.75%		2.83%
C 000177158 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.45%	10.15%		5.27%
C 000177158 [Member] | Bloomberg Commodity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.77%	10.64%		5.67%
C 000195944 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.43%)	4.55%			3.07%
C 000195944 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.07%	4.45%			3.34%
C 000195944 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.73%	7.34%			6.16%
C 000195944 [Member] | E Q M High Income Pass Through Securities Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.87%	8.01%			6.90%
C 000195944 [Member] | Standard And Poors Five Hundred Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%			14.82%
C 000214774 [Member]
Prospectus [Line Items]
Performance Inception Date		Oct. 04, 2019
C 000214774 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.08%	13.38%	17.07%
C 000214774 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	10.77%	14.12%
C 000214774 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.08%	13.45%	17.16%
C 000214774 [Member] | X O U T U S Large Cap Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.58%	13.85%	20.25%

[1]	Effective March 16, 2023, the Fund’s Index changed from the TFMS HIPS Index to the EQM High Income Pass-Through Securities Index. The inception date for the EQM High Income Pass-Through Securities Index is March 6, 2023.
[2]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 7, 2023.